TPR Firm: Edgemac		Date Submitted: 12/21/2021
Client Name: Loan Funding Structure LLC		Report:Exception Report -Loan Level
Deal Name: BRAVO 2026-NQM1		Loans in report: 1

Report Date	Loan Number	Edgemac ID	Seller Loan Number	Originator	Open Material Exceptions	Open Non Material Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Compensating Factors	Initial Review Date	Occupancy Type	Property State	Note Date	Loan Purpose	TILA Rating	Loan Initial	Loan Final	Credit Initial	Credit Final	Compliance Initial	Compliance Final	Property Initial	Property Final
12/21/2021	388257	XXX	XXX	XXX	1) Missing satisfactory mortgage rating 1x30 for past 12 months for XXX (Lender)
COMMENTS: Letter from mortgage holder.
2) Missing updated master condo insurance binder. Master binder provided expired on
XXX.
COMMENTS: Effective Date XXX to XXX
3) Payoff demand reflects 1x60 day late. Payoff demand reflects payment due for XXX plus interest from XXX through XXX. Subject funded on XXX. Guidelines allow for max
1x30 day late in past 12 months.
COMMENTS: Letter from mortgage holder.	Compensating Factors: 1. XXX% DTI, XXX% less than program guideline maximum DTI of
50.00% 2. XXX% LTV, XXX% less than program guideline maximum LTV of 70.00% 3. XXX months reserves, XXX months greater than program guideline 3 month reserves
										requirement	6/26/2019	Investment Property	XXX	XXX	Refinance - cash out	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1